Other Income (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of Detailed Information about Other Income [Line Items]
Summary of Information about Other Income

	Years Ended December 31,
	2021	2022	2023
Interest income	$467	$431	$753
Government grants (note i)	587	1,016	464
Total	$1,054	$1,447	$1,217